April 20, 2007

Ms. Barbara C. Jacobs
Mr. Hugh Fuller
Mr. Daniel Lee
Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549

RE:	Manatron, Inc. Pre-Effective Amendment No. 2 to initial Registration Statement on Form S-3 (File No. 333-139280)

          We are filing a Pre-Effective Amendment No. 2 to the Company's initial Registration Statement on Form S-3 (the "Amendment"). Specifically, we are filing the Amendment to update the "Documents Incorporated by Reference" Section.

          For your convenience, below is the relevant portion of the Incorporation by Reference Section of the Amendment. The revisions to the Incorporation by Reference Section are in bold and underlined.

DOCUMENTS INCORPORATED BY REFERENCE

The SEC allows us to "incorporate by reference" information in this prospectus and other information that we file with the SEC, which means that we can disclose important information to you by referring to those documents. The information incorporated by reference is an important part of this prospectus. The following documents filed by us with the SEC are incorporated herein by reference:

•	Annual Report on Form 10-K for the fiscal year ended April 30, 2006, as filed on July 24, 2006;

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Quarterly Reports on Form 10-Q for the quarter ended July 31, 2006, as filed September 13, 2006; for the quarter ended October 31, 2006, as filed December 13, 2006; and for the quarter ended January 31, 2007, as filed March 13, 2007;

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Current Reports on Form 8-K (other than information contained in Current Reports on Form 8-K that is furnished, but not filed) as filed on February 2, 2006; February 3, 2006; March 16, 2006; April 26, 2006; July 19, 2006; September 13, 2006; October 10, 2006; October 11, 2006; December 21, 2006; and March 12, 2007;

•	Our proxy statement on Schedule 14-A filed with the SEC on September 1, 2006; and

Ms. Barbara C. Jacobs
Mr. Hugh Fuller
Mr. Daniel Lee
April 20, 2007
Page -2-

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The description of our common stock contained in our registration statement on Form 8-A, filed with the SEC on June 11, 1997, including any amendment or report filed for the purpose of updating such description.

          All documents subsequently filed by us with the SEC pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act and prior to the termination of this offering, shall be deemed to be incorporated by reference in this prospectus. Any statement contained in a document incorporated or deemed to be incorporated by reference herein shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein, or in any other subsequently filed document that also is or is deemed to be incorporated by reference herein, modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified or superseded, to constitute a part of this prospectus.

          We will provide a copy of these filings at no cost, upon your request by writing or telephoning us at the following address:

Manatron, Inc.
510 East Milham Avenue
Portage, Michigan 49002
(269) 567-2900
Attn:  Jane Rix

          You should rely only on the information incorporated by reference or provided in this prospectus and any prospectus supplement. Neither we nor the selling shareholders have authorized anyone else to provide you with different information. The selling shareholders are not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information in this prospectus is accurate as of any date other than the date on the front of those documents.

Please inform us if you think further incorporations by reference are necessary or if you have any other comments.

Sincerely,

/s/ Paul R. Sylvester
Paul R. Sylvester Co-Chairman and Chief Executive Officer (269) 507-2900 x 222 paul.sylvester@manatron.com